Marketable Security (Tables)	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Schedule of gains and lossed on marketable securities

The following table summarizes the gains and losses recognized during the year ending December 31, 2019:

Net gains and (losses) recognized during the period on equity securities	$(942,982)
Less: Net gains and (losses) recognized during the period on equity securities sold during the period	942,982
Unrealized gains and (losses) recognized during the period on equity securities still held at the reporting date	$—

The following table summarizes the gains and losses recognized during the year ending December 31, 2018:

Net gains and (losses) recognized during the period on equity securities	$(1,040,727)
Less: Net gains and (losses) recognized during the period on equity securities sold during the period	167,034
Unrealized gains and (losses) recognized during the period on equity securities still held at the reporting date	$(873,693)